Quarterly Report
November 30, 2021
SSGA Funds
State Street S&P 500 Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street S&P 500 Index Fund	1
Notes to Schedule of Investments (Unaudited)	8
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
November 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
COMMUNICATION SERVICES — 10.3%
Activision Blizzard, Inc.	33,300	$1,951,380
Alphabet, Inc. Class A (a)	12,823	36,391,033
Alphabet, Inc. Class C (a)	12,045	34,316,687
AT&T, Inc.	303,500	6,928,905
Charter Communications, Inc. Class A (a)	5,400	3,489,912
Comcast Corp. Class A	196,330	9,812,573
Discovery, Inc. Class A (a)(b)	6,597	153,512
Discovery, Inc. Class C (a)	13,760	312,490
DISH Network Corp. Class A (a)	11,017	344,281
Electronic Arts, Inc.	12,221	1,518,093
Fox Corp. Class A	12,603	450,053
Fox Corp. Class B	5,600	188,160
Interpublic Group of Cos., Inc.	17,628	585,073
Live Nation Entertainment, Inc. (a)	6,000	639,900
Lumen Technologies, Inc. (b)	43,887	541,566
Match Group, Inc. (a)	12,100	1,572,879
Meta Platforms, Inc. Class A (a)	101,807	33,032,299
Netflix, Inc. (a)	18,896	12,129,342
News Corp. Class A	14,614	315,955
News Corp. Class B	3,800	81,890
Omnicom Group, Inc.	9,650	649,542
Take-Two Interactive Software, Inc. (a)	5,100	845,988
T-Mobile US, Inc. (a)	25,150	2,736,572
Twitter, Inc. (a)	34,100	1,498,354
Verizon Communications, Inc.	176,151	8,855,111
ViacomCBS, Inc. Class B	25,531	790,184
Walt Disney Co. (a)	77,938	11,293,216
		171,424,950
CONSUMER DISCRETIONARY — 13.0%
Advance Auto Parts, Inc.	2,500	551,800
Amazon.com, Inc. (a)	18,602	65,238,516
Aptiv PLC (a)	11,281	1,808,908
AutoZone, Inc. (a)	888	1,613,558
Bath & Body Works, Inc.	11,546	867,451
Best Buy Co., Inc.	9,913	1,059,303
Booking Holdings, Inc. (a)	1,708	3,589,960
BorgWarner, Inc.	10,723	464,091
Caesars Entertainment, Inc. (a)	9,400	846,658
CarMax, Inc. (a)	7,197	1,016,576
Carnival Corp. (a)(b)	35,949	633,421
Chipotle Mexican Grill, Inc. (a)	1,214	1,995,100
D.R. Horton, Inc.	13,879	1,355,978
Darden Restaurants, Inc.	5,317	733,480
Dollar General Corp.	10,087	2,232,253
Dollar Tree, Inc. (a)	9,782	1,309,125
Security Description	Shares	Value
Domino's Pizza, Inc.	1,500	$786,210
eBay, Inc.	27,458	1,852,317
Etsy, Inc. (a)	5,200	1,427,816
Expedia Group, Inc. (a)	5,975	962,513
Ford Motor Co.	166,460	3,194,367
Gap, Inc.	10,064	166,358
Garmin, Ltd.	6,560	876,022
General Motors Co. (a)	61,777	3,575,035
Genuine Parts Co.	6,120	781,769
Hanesbrands, Inc.	16,800	271,320
Hasbro, Inc.	5,628	545,410
Hilton Worldwide Holdings, Inc. (a)	12,200	1,647,854
Home Depot, Inc.	45,610	18,271,822
Las Vegas Sands Corp. (a)	14,800	527,176
Leggett & Platt, Inc.	6,444	260,273
Lennar Corp. Class A	12,025	1,263,226
LKQ Corp.	11,800	659,620
Lowe's Cos., Inc.	30,012	7,340,635
Marriott International, Inc. Class A (a)	11,952	1,763,637
McDonald's Corp.	32,015	7,830,869
MGM Resorts International	17,500	692,650
Mohawk Industries, Inc. (a)	2,169	364,110
Newell Brands, Inc.	17,050	366,064
NIKE, Inc. Class B	54,402	9,206,995
Norwegian Cruise Line Holdings, Ltd. (a)(b)	16,300	318,013
NVR, Inc. (a)	140	731,548
O'Reilly Automotive, Inc. (a)	3,020	1,927,243
Penn National Gaming, Inc. (a)	6,700	343,241
Pool Corp.	1,600	886,592
PulteGroup, Inc.	11,943	597,508
PVH Corp.	3,351	357,820
Ralph Lauren Corp.	2,236	259,465
Ross Stores, Inc.	15,244	1,662,968
Royal Caribbean Cruises, Ltd. (a)	9,900	691,218
Starbucks Corp.	49,992	5,481,123
Tapestry, Inc.	13,100	525,572
Target Corp.	21,344	5,204,521
Tesla, Inc. (a)	34,700	39,723,172
TJX Cos., Inc.	51,350	3,563,690
Tractor Supply Co.	4,974	1,120,791
Ulta Beauty, Inc. (a)	2,400	921,480
Under Armour, Inc. Class A (a)	8,476	199,949
Under Armour, Inc. Class C (a)	9,278	186,210
VF Corp.	13,328	956,017
Whirlpool Corp.	2,759	600,745
Wynn Resorts, Ltd. (a)	4,559	369,325
Yum! Brands, Inc.	12,590	1,546,556
		218,125,013

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2021 (Unaudited)

Security Description	Shares	Value
CONSUMER STAPLES — 5.5%
Altria Group, Inc.	79,570	$3,392,865
Archer-Daniels-Midland Co.	24,392	1,517,426
Brown-Forman Corp. Class B	7,127	501,456
Campbell Soup Co.	8,783	354,218
Church & Dwight Co., Inc.	11,000	983,180
Clorox Co.	5,479	892,255
Coca-Cola Co.	166,722	8,744,569
Colgate-Palmolive Co.	36,079	2,706,647
Conagra Brands, Inc.	20,751	633,943
Constellation Brands, Inc. Class A	7,076	1,594,435
Costco Wholesale Corp.	18,834	10,158,683
Estee Lauder Cos., Inc. Class A	9,863	3,275,207
General Mills, Inc.	25,122	1,551,786
Hershey Co.	6,015	1,067,602
Hormel Foods Corp.	12,498	517,417
J.M. Smucker Co.	4,255	538,130
Kellogg Co.	11,607	710,116
Kimberly-Clark Corp.	13,973	1,820,822
Kraft Heinz Co.	28,051	942,794
Kroger Co.	29,710	1,233,856
Lamb Weston Holdings, Inc.	5,700	295,944
McCormick & Co., Inc.	10,922	937,326
Molson Coors Beverage Co. Class B	7,409	329,256
Mondelez International, Inc. Class A	59,594	3,512,470
Monster Beverage Corp. (a)	16,387	1,372,903
PepsiCo, Inc.	58,838	9,401,136
Philip Morris International, Inc.	66,687	5,731,081
Procter & Gamble Co.	104,113	15,052,658
Sysco Corp.	22,435	1,571,348
Tyson Foods, Inc. Class A	12,891	1,017,873
Walmart, Inc.	60,799	8,550,163
Walgreens Boots Alliance, Inc.	31,413	1,407,302
		92,316,867
ENERGY — 2.7%
APA Corp.	14,370	370,315
Baker Hughes Co.	36,294	847,102
Chevron Corp.	82,798	9,345,410
ConocoPhillips	56,827	3,985,277
Coterra Energy, Inc.	35,122	705,250
Devon Energy Corp.	26,380	1,109,543
Diamondback Energy, Inc.	7,400	789,802
EOG Resources, Inc.	24,763	2,154,381
Exxon Mobil Corp.	180,372	10,793,460
Halliburton Co.	39,467	852,093
Hess Corp.	12,044	897,519
Kinder Morgan, Inc.	84,976	1,313,729
Marathon Oil Corp.	35,489	549,725
Marathon Petroleum Corp.	27,084	1,648,061
Occidental Petroleum Corp.	37,237	1,104,077
Security Description	Shares	Value
ONEOK, Inc.	18,304	$1,095,311
Phillips 66	19,192	1,327,511
Pioneer Natural Resources Co.	9,624	1,716,152
Schlumberger NV	59,093	1,694,787
Valero Energy Corp.	17,886	1,197,289
Williams Cos., Inc.	52,910	1,417,459
		44,914,253
FINANCIALS — 10.7%
Aflac, Inc.	26,874	1,454,958
Allstate Corp.	12,567	1,366,284
American Express Co.	27,452	4,180,940
American International Group, Inc.	35,732	1,879,503
Ameriprise Financial, Inc.	4,963	1,437,285
Aon PLC Class A	9,647	2,853,293
Arthur J Gallagher & Co.	8,600	1,400,940
Assurant, Inc.	2,646	402,457
Bank of America Corp.	317,566	14,122,160
Bank of New York Mellon Corp.	33,091	1,813,056
Berkshire Hathaway, Inc. Class B (a)	79,119	21,891,436
BlackRock, Inc.	6,118	5,534,404
Brown & Brown, Inc.	10,200	656,982
Capital One Financial Corp.	19,368	2,721,785
Cboe Global Markets, Inc.	4,700	606,018
Charles Schwab Corp.	64,089	4,959,848
Chubb, Ltd.	18,641	3,345,500
Cincinnati Financial Corp.	6,005	683,969
Citigroup, Inc.	85,993	5,477,754
Citizens Financial Group, Inc.	18,900	893,403
CME Group, Inc.	15,292	3,372,192
Comerica, Inc.	5,817	480,077
Discover Financial Services	12,777	1,377,999
Everest Re Group, Ltd.	1,600	410,208
Fifth Third Bancorp	29,054	1,224,626
First Republic Bank	7,700	1,614,382
Franklin Resources, Inc.	10,551	341,852
Globe Life, Inc.	3,684	318,813
Goldman Sachs Group, Inc.	14,488	5,519,783
Hartford Financial Services Group, Inc.	15,230	1,006,703
Huntington Bancshares, Inc.	65,365	970,017
Intercontinental Exchange, Inc.	24,125	3,153,620
Invesco, Ltd.	16,189	361,500
JPMorgan Chase & Co.	127,572	20,262,261
KeyCorp.	38,779	870,201
Lincoln National Corp.	7,410	491,505
Loews Corp.	8,912	476,436
M&T Bank Corp.	5,634	826,001
MarketAxess Holdings, Inc.	1,700	599,573
Marsh & McLennan Cos., Inc.	21,334	3,499,203
MetLife, Inc.	31,526	1,849,315
Moody's Corp.	6,834	2,669,634

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2021 (Unaudited)

Security Description	Shares	Value
Morgan Stanley	61,961	$5,875,142
MSCI, Inc.	3,500	2,203,075
Nasdaq, Inc.	5,025	1,021,231
Northern Trust Corp.	9,110	1,054,027
People's United Financial, Inc.	18,734	319,227
PNC Financial Services Group, Inc.	18,242	3,593,674
Principal Financial Group, Inc.	11,226	769,879
Progressive Corp.	25,052	2,328,333
Prudential Financial, Inc.	16,437	1,680,848
Raymond James Financial, Inc.	8,100	796,149
Regions Financial Corp.	41,343	940,553
S&P Global, Inc.	10,298	4,693,108
State Street Corp. (c)	15,047	1,338,732
SVB Financial Group (a)	2,500	1,730,825
Synchrony Financial	23,871	1,069,182
T Rowe Price Group, Inc.	9,620	1,923,519
Travelers Cos., Inc.	10,398	1,527,986
Truist Financial Corp.	56,498	3,350,896
US Bancorp	58,030	3,211,380
Wells Fargo & Co.	174,746	8,349,364
Willis Towers Watson PLC	5,428	1,225,859
WR Berkley Corp.	6,100	467,504
Zions Bancorp NA	7,358	464,143
		179,312,512
HEALTH CARE — 12.6%
Abbott Laboratories	75,449	9,489,221
AbbVie, Inc.	75,152	8,663,523
ABIOMED, Inc. (a)	1,800	566,604
Agilent Technologies, Inc.	12,975	1,957,927
Align Technology, Inc. (a)	3,200	1,956,896
AmerisourceBergen Corp.	6,752	781,544
Amgen, Inc.	24,491	4,870,770
Anthem, Inc.	10,519	4,273,133
Baxter International, Inc.	21,870	1,630,846
Becton Dickinson and Co.	12,177	2,887,654
Biogen, Inc. (a)	6,547	1,543,390
Bio-Rad Laboratories, Inc. Class A (a)	900	677,880
Bio-Techne Corp.	1,700	802,451
Boston Scientific Corp. (a)	61,077	2,325,201
Bristol-Myers Squibb Co.	95,777	5,136,521
Cardinal Health, Inc.	13,024	602,100
Catalent, Inc. (a)	7,200	926,352
Centene Corp. (a)	25,378	1,812,243
Cerner Corp.	12,963	913,243
Charles River Laboratories International, Inc. (a)	2,200	804,914
Cigna Corp.	14,484	2,779,480
Cooper Cos., Inc.	2,200	828,234
CVS Health Corp.	56,233	5,008,111
Danaher Corp.	27,178	8,741,532
DaVita, Inc. (a)	2,972	280,854
Security Description	Shares	Value
DENTSPLY SIRONA, Inc.	8,566	$417,507
DexCom, Inc. (a)	4,100	2,306,619
Edwards Lifesciences Corp. (a)	26,770	2,872,689
Eli Lilly & Co.	33,762	8,374,326
Gilead Sciences, Inc.	53,446	3,684,033
HCA Healthcare, Inc.	10,500	2,368,695
Henry Schein, Inc. (a)	5,200	369,512
Hologic, Inc. (a)	11,300	844,449
Humana, Inc.	5,417	2,273,569
IDEXX Laboratories, Inc. (a)	3,700	2,249,859
Illumina, Inc. (a)	6,300	2,301,579
Incyte Corp. (a)	8,200	555,304
Intuitive Surgical, Inc. (a)	15,068	4,887,155
IQVIA Holdings, Inc. (a)	8,000	2,073,040
Johnson & Johnson	112,341	17,517,332
Laboratory Corp. of America Holdings (a)	4,047	1,154,731
McKesson Corp.	6,729	1,458,578
Medtronic PLC	57,104	6,092,997
Merck & Co., Inc.	107,698	8,067,657
Mettler-Toledo International, Inc. (a)	1,000	1,514,130
Moderna, Inc. (a)	15,100	5,321,693
Organon & Co.	11,149	325,885
PerkinElmer, Inc.	5,032	916,629
Pfizer, Inc.	240,248	12,908,525
Quest Diagnostics, Inc.	5,358	796,627
Regeneron Pharmaceuticals, Inc. (a)	4,458	2,837,651
ResMed, Inc.	6,300	1,605,555
STERIS PLC	4,300	939,679
Stryker Corp.	14,195	3,358,963
Teleflex, Inc.	2,000	594,840
Thermo Fisher Scientific, Inc.	16,812	10,639,138
UnitedHealth Group, Inc.	40,422	17,956,261
Universal Health Services, Inc. Class B	3,200	379,936
Vertex Pharmaceuticals, Inc. (a)	11,048	2,065,313
Viatris, Inc.	49,672	611,462
Waters Corp. (a)	2,715	890,710
West Pharmaceutical Services, Inc.	3,100	1,372,246
Zimmer Biomet Holdings, Inc.	9,127	1,091,589
Zoetis, Inc.	20,128	4,469,221
		210,726,308
INDUSTRIALS — 7.8%
3M Co.	24,943	4,241,378
A.O. Smith Corp.	5,200	411,060
Alaska Air Group, Inc. (a)	5,900	286,563
Allegion PLC	4,037	499,135
American Airlines Group, Inc. (a)	28,800	509,472
AMETEK, Inc.	10,001	1,365,137
Boeing Co. (a)	23,724	4,693,793

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2021 (Unaudited)

Security Description	Shares	Value
C.H. Robinson Worldwide, Inc.	5,782	$549,810
Carrier Global Corp.	37,979	2,055,423
Caterpillar, Inc.	23,155	4,477,019
Cintas Corp.	3,822	1,613,610
Copart, Inc. (a)	9,300	1,349,988
CSX Corp.	97,377	3,375,087
Cummins, Inc.	6,244	1,309,679
Deere & Co.	12,254	4,234,247
Delta Air Lines, Inc. (a)	27,866	1,008,749
Dover Corp.	6,345	1,039,628
Eaton Corp. PLC	17,099	2,771,064
Emerson Electric Co.	25,569	2,245,981
Equifax, Inc.	5,095	1,419,722
Expeditors International of Washington, Inc.	6,844	832,367
Fastenal Co.	24,284	1,436,884
FedEx Corp.	10,350	2,384,329
Fortive Corp.	15,381	1,136,194
Fortune Brands Home & Security, Inc.	6,200	623,286
Generac Holdings, Inc. (a)	2,600	1,095,224
General Dynamics Corp.	9,889	1,868,724
General Electric Co.	47,393	4,501,861
Honeywell International, Inc.	29,303	5,926,239
Howmet Aerospace, Inc.	16,863	474,356
Huntington Ingalls Industries, Inc.	1,800	319,518
IDEX Corp.	3,400	763,606
IHS Markit, Ltd.	17,400	2,224,068
Illinois Tool Works, Inc.	12,171	2,825,498
Ingersoll Rand, Inc.	17,591	1,026,259
Jacobs Engineering Group, Inc.	5,457	777,950
JB Hunt Transport Services, Inc.	3,800	726,408
Johnson Controls International PLC	30,793	2,302,085
Kansas City Southern	3,804	1,106,393
L3Harris Technologies, Inc.	8,412	1,758,781
Leidos Holdings, Inc.	6,400	562,624
Lockheed Martin Corp.	10,490	3,496,527
Masco Corp.	10,939	720,880
Nielsen Holdings PLC	17,175	329,073
Norfolk Southern Corp.	10,568	2,803,373
Northrop Grumman Corp.	6,386	2,227,437
Old Dominion Freight Line, Inc.	4,100	1,456,197
Otis Worldwide Corp.	18,389	1,478,476
PACCAR, Inc.	15,135	1,262,562
Parker-Hannifin Corp.	5,514	1,665,559
Pentair PLC	7,291	537,274
Quanta Services, Inc.	6,093	693,262
Raytheon Technologies Corp.	64,952	5,255,916
Republic Services, Inc.	9,214	1,218,644
Robert Half International, Inc.	4,374	486,258
Rockwell Automation, Inc.	5,079	1,707,560
Security Description	Shares	Value
Rollins, Inc.	10,425	$346,944
Roper Technologies, Inc.	4,435	2,058,505
Snap-on, Inc.	2,272	467,828
Southwest Airlines Co. (a)	25,927	1,151,159
Stanley Black & Decker, Inc.	6,950	1,214,582
Textron, Inc.	9,706	687,185
Trane Technologies PLC	10,016	1,869,486
TransDigm Group, Inc. (a)	2,300	1,329,515
Union Pacific Corp.	27,638	6,512,618
United Airlines Holdings, Inc. (a)	14,300	604,318
United Parcel Service, Inc. Class B	31,155	6,180,217
United Rentals, Inc. (a)	3,200	1,083,968
Verisk Analytics, Inc.	7,100	1,596,577
W.W. Grainger, Inc.	1,712	824,174
Waste Management, Inc.	16,604	2,667,765
Westinghouse Air Brake Technologies Corp.	7,982	708,562
Xylem, Inc.	7,934	960,887
		129,732,487
INFORMATION TECHNOLOGY — 29.1%
Accenture PLC Class A	26,982	9,643,367
Adobe, Inc. (a)	20,413	13,673,648
Advanced Micro Devices, Inc. (a)	51,800	8,203,566
Akamai Technologies, Inc. (a)	6,734	758,922
Amphenol Corp. Class A	25,260	2,035,451
Analog Devices, Inc.	22,707	4,092,937
ANSYS, Inc. (a)	3,800	1,487,624
Apple, Inc.	671,456	110,991,677
Applied Materials, Inc.	39,053	5,748,211
Arista Networks, Inc. (a)	9,600	1,190,976
Autodesk, Inc. (a)	9,470	2,407,179
Automatic Data Processing, Inc.	18,265	4,217,206
Broadcom, Inc.	17,435	9,653,411
Broadridge Financial Solutions, Inc.	5,200	876,564
Cadence Design Systems, Inc. (a)	11,800	2,094,028
CDW Corp.	5,700	1,079,352
Ceridian HCM Holding, Inc. (a)	5,900	645,460
Cisco Systems, Inc.	180,529	9,900,210
Citrix Systems, Inc.	5,778	464,724
Cognizant Technology Solutions Corp. Class A	23,027	1,795,645
Corning, Inc.	33,650	1,248,078
DXC Technology Co. (a)	12,091	362,609
Enphase Energy, Inc. (a)	5,500	1,375,000
F5, Inc. (a)	2,659	605,135
Fidelity National Information Services, Inc.	26,286	2,746,887
Fiserv, Inc. (a)	25,484	2,459,716

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2021 (Unaudited)

Security Description	Shares	Value
FleetCor Technologies, Inc. (a)	3,600	$745,668
Fortinet, Inc. (a)	5,700	1,893,027
Gartner, Inc. (a)	3,700	1,155,325
Global Payments, Inc.	12,718	1,513,951
Hewlett Packard Enterprise Co.	55,063	790,154
HP, Inc.	49,763	1,755,639
Intel Corp.	172,520	8,487,984
International Business Machines Corp.	38,647	4,525,564
Intuit, Inc.	11,626	7,583,640
IPG Photonics Corp. (a)	1,400	229,866
Jack Henry & Associates, Inc.	3,300	500,379
Juniper Networks, Inc.	14,244	443,416
Keysight Technologies, Inc. (a)	7,700	1,497,496
KLA Corp.	6,373	2,601,012
Lam Research Corp.	5,981	4,066,183
Mastercard, Inc. Class A	37,349	11,761,947
Microchip Technology, Inc.	23,212	1,936,577
Micron Technology, Inc.	48,328	4,059,552
Microsoft Corp.	321,377	106,244,022
Monolithic Power Systems, Inc.	1,900	1,051,574
Motorola Solutions, Inc.	7,428	1,880,621
NetApp, Inc.	9,843	874,846
NortonLifeLock, Inc.	22,603	561,684
NVIDIA Corp.	106,448	34,782,948
NXP Semiconductors NV	11,200	2,501,632
Oracle Corp.	69,970	6,349,078
Paychex, Inc.	13,931	1,660,575
Paycom Software, Inc. (a)	2,000	874,960
PayPal Holdings, Inc. (a)	50,358	9,310,691
PTC, Inc. (a)	4,700	515,026
Qorvo, Inc. (a)	5,000	731,150
QUALCOMM, Inc.	48,285	8,718,340
salesforce.com, Inc. (a)	41,605	11,855,761
Seagate Technology Holdings PLC	9,176	942,100
ServiceNow, Inc. (a)	8,500	5,505,450
Skyworks Solutions, Inc.	7,300	1,107,118
Synopsys, Inc. (a)	6,400	2,182,400
TE Connectivity, Ltd.	13,749	2,116,384
Teledyne Technologies, Inc. (a)	2,026	841,377
Teradyne, Inc.	6,700	1,024,229
Texas Instruments, Inc.	39,506	7,599,769
Trimble, Inc. (a)	11,000	944,570
Tyler Technologies, Inc. (a)	1,700	882,266
VeriSign, Inc. (a)	4,020	964,438
Visa, Inc. Class A	71,940	13,939,814
Western Digital Corp. (a)	13,106	758,051
Western Union Co.	18,240	288,557
Xilinx, Inc.	10,342	2,362,630
Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	2,300	$1,354,194
		486,031,218
MATERIALS — 2.5%
Air Products & Chemicals, Inc.	9,607	2,761,436
Albemarle Corp.	4,900	1,305,801
Amcor PLC	68,730	778,024
Avery Dennison Corp.	3,618	741,943
Ball Corp.	14,216	1,328,485
Celanese Corp.	5,000	756,800
CF Industries Holdings, Inc.	8,630	522,892
Corteva, Inc.	30,777	1,384,965
Dow, Inc.	32,010	1,758,309
DuPont de Nemours, Inc.	22,174	1,639,989
Eastman Chemical Co.	5,872	612,391
Ecolab, Inc.	10,489	2,322,999
FMC Corp.	5,622	563,268
Freeport-McMoRan, Inc.	61,464	2,279,085
International Flavors & Fragrances, Inc.	10,944	1,555,908
International Paper Co.	17,308	787,860
Linde PLC	22,129	7,040,120
LyondellBasell Industries NV Class A	11,122	969,060
Martin Marietta Materials, Inc.	2,655	1,071,319
Mosaic Co.	15,516	530,957
Newmont Corp.	33,773	1,854,813
Nucor Corp.	12,906	1,371,392
Packaging Corp. of America	4,300	561,537
PPG Industries, Inc.	10,288	1,586,101
Sealed Air Corp.	6,569	408,066
Sherwin-Williams Co.	10,161	3,365,730
Vulcan Materials Co.	5,790	1,109,596
Westrock Co.	11,848	514,085
		41,482,931
REAL ESTATE — 2.6%
Alexandria Real Estate Equities, Inc. REIT	6,100	1,220,427
American Tower Corp. REIT	19,482	5,113,635
AvalonBay Communities, Inc. REIT	5,829	1,392,373
Boston Properties, Inc. REIT	6,121	660,089
CBRE Group, Inc. Class A (a)	14,208	1,357,858
Crown Castle International Corp. REIT	18,542	3,368,154
Digital Realty Trust, Inc. REIT	12,000	2,012,880
Duke Realty Corp. REIT	16,600	968,278
Equinix, Inc. REIT	3,838	3,117,224
Equity Residential REIT	14,238	1,214,644
Essex Property Trust, Inc. REIT	2,655	901,213
Extra Space Storage, Inc. REIT	5,500	1,100,000
Federal Realty Investment Trust REIT	2,800	343,476

See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2021 (Unaudited)

Security Description	Shares	Value
Healthpeak Properties, Inc. REIT	22,877	$751,738
Host Hotels & Resorts, Inc. REIT (a)	28,759	451,516
Iron Mountain, Inc. REIT (b)	11,274	512,291
Kimco Realty Corp. REIT	26,816	601,215
Mid-America Apartment Communities, Inc. REIT	5,100	1,051,875
Prologis, Inc. REIT	31,445	4,740,334
Public Storage REIT	6,652	2,177,732
Realty Income Corp. REIT	23,700	1,609,704
Regency Centers Corp. REIT	5,799	402,103
SBA Communications Corp. REIT	4,700	1,615,860
Simon Property Group, Inc. REIT	13,935	2,129,825
UDR, Inc. REIT	12,200	692,106
Ventas, Inc. REIT	16,603	779,013
Vornado Realty Trust REIT	7,646	306,910
Welltower, Inc. REIT	18,181	1,447,571
Weyerhaeuser Co. REIT	31,198	1,173,357
		43,213,401
UTILITIES — 2.4%
AES Corp.	29,159	681,737
Alliant Energy Corp.	9,800	536,942
Ameren Corp.	10,856	885,741
American Electric Power Co., Inc.	21,143	1,713,640
American Water Works Co., Inc.	7,600	1,281,132
Atmos Energy Corp.	6,100	550,952
CenterPoint Energy, Inc.	27,035	700,477
CMS Energy Corp.	12,501	735,684
Consolidated Edison, Inc.	14,800	1,149,072
Dominion Energy, Inc.	34,324	2,443,869
DTE Energy Co.	8,039	870,945
Duke Energy Corp.	32,991	3,200,457
Edison International	16,605	1,083,974
Entergy Corp.	8,400	842,856
Evergy, Inc.	9,399	594,957
Eversource Energy	15,043	1,237,588
Exelon Corp.	41,659	2,196,679
FirstEnergy Corp.	23,829	897,400
NextEra Energy, Inc.	83,928	7,283,272
NiSource, Inc.	15,578	381,817
NRG Energy, Inc.	11,598	417,760
Pinnacle West Capital Corp.	4,756	309,378
Security Description	Shares	Value
PPL Corp.	33,656	$936,646
Public Service Enterprise Group, Inc.	22,036	1,377,030
Sempra Energy	13,624	1,633,109
Southern Co.	45,384	2,772,962
WEC Energy Group, Inc.	14,187	1,233,276
Xcel Energy, Inc.	22,800	1,453,044
		39,402,396
TOTAL COMMON STOCKS (Cost $321,715,739)		1,656,682,336

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (d) (e)	13,415,469	13,415,469
State Street Navigator Securities Lending Portfolio II (c) (f)	875,099	875,099
TOTAL SHORT-TERM INVESTMENTS (Cost $14,290,568)		14,290,568
TOTAL INVESTMENTS — 100.0% (Cost $336,006,307)		1,670,972,904
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(345,110)
NET ASSETS — 100.0%		$1,670,627,794
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at November 30, 2021.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended November 30, 2021 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended November 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2021.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.
REIT	Real Estate Investment Trust

At November 30, 2021, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	80	12/17/2021	$18,004,645	$18,265,000	$260,355
See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,656,682,336	$—	$—	$1,656,682,336
Short-Term Investments	14,290,568	—	—	14,290,568
TOTAL INVESTMENTS	$1,670,972,904	$—	$—	$1,670,972,904
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	260,355	—	—	260,355
TOTAL OTHER FINANCIAL INSTRUMENTS:	$260,355	$—	$—	$260,355
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 8/31/21	Value at 8/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/21	Value at 11/30/21	Dividend Income
State Street Corp.	15,847	$1,472,345	$—	$67,853	$45,753	$(111,513)	15,047	$1,338,732	$8,577
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,985,484	19,985,484	57,894,394	64,464,409	—	—	13,415,469	13,415,469	1,269
State Street Navigator Securities Lending Portfolio II	1,230,063	1,230,063	1,472,222	1,827,186	—	—	875,099	875,099	168
Total		$22,687,892	$59,366,616	$66,359,448	$45,753	$(111,513)		$15,629,300	$10,014
See accompanying notes to schedule of investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments
November 30, 2021 (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of November 30, 2021 is disclosed in the Fund’s Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments  (continued)
November 30, 2021 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended November 30, 2021, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2021, are disclosed in the Fund's Schedules of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filings.